Cover Page Cover Page	Nov. 05, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	CHIMERA INVESTMENT CORP
Entity Incorporation, State or Country Code	MD
Entity File Number	1-33796
Entity Tax Identification Number	26-0630461
Entity Address, Address Line One	, 32nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	888
Local Phone Number	895-6557
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001409493
Amendment Flag	false
Common Stock, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CIM
Security Exchange Name	NYSE
8.00% Series A Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	8.00% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	CIM PRA
Security Exchange Name	NYSE
8.00% Series B Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	8.00% Series B Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	CIM PRB
Security Exchange Name	NYSE
7.75% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	7.75% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	CIM PRC
Security Exchange Name	NYSE
8.00% Series D Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	8.00% Series D Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	CIM PRD
Security Exchange Name	NYSE
9.000% Senior Notes due 2029
Entity Information [Line Items]
Title of 12(b) Security	9.000% Senior Notes due 2029
Trading Symbol	CIMN
Security Exchange Name	NYSE
9.250% Senior Notes due 2029
Entity Information [Line Items]
Title of 12(b) Security	9.250% Senior Notes due 2029
Trading Symbol	CIMO
Security Exchange Name	NYSE
8.875% Senior Notes due 2030
Entity Information [Line Items]
Title of 12(b) Security	8.875% Senior Notes due 2030
Trading Symbol	CIMP
Security Exchange Name	NYSE